J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

December 21, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) on behalf of

JPMorgan Diversified Return Europe Equity ETF and

JPMorgan Diversified Return Europe Currency Hedged ETF (the “Funds”)

File No. 811-22903 and 333-191837

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Funds does not differ from the Statement of Additional Information contained in the Post-Effective Amendment No. 45 (Amendment No. 47 under the Investment Company Act of 1940) filed electronically on December 16, 2015.

If you have any questions, please call the undersigned at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary